Other intangible assets - Schedule of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 6,153
Ending balance	2,255	$ 6,153
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,573	8,407
Additions		166
Classified as held for sale	(4,366)
Ending balance	4,207	8,573
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,420	1,144
Depreciation	1,060	1,276
Classified as held for sale	(1,528)
Ending balance	1,952	2,420
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,056
Ending balance	0	3,056
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,366	4,366
Additions		0
Classified as held for sale	(4,366)
Ending balance	0	4,366
Intellectual Property [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,310	873
Depreciation	218	437
Classified as held for sale	(1,528)
Ending balance	0	1,310
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,097
Ending balance	2,255	3,097
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,207	4,041
Additions		166
Classified as held for sale	0
Ending balance	4,207	4,207
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,110	271
Depreciation	842	839
Classified as held for sale	0
Ending balance	$ 1,952	$ 1,110